NET INCOME (LOSS) PER ORDINARY SHARE - Basic and diluted net income (loss) per share computation (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to ordinary shareholders	¥ 168,652,466	$ 25,847,122	¥ 190,084,771	¥ (349,027,476)
Denominator:
Weighted average number of ordinary shares outstanding	150,775,447	150,775,447	148,896,691	65,834,876
Weighted average number of ordinary shares equivalents outstanding	121,965	121,965	128,475
Denominator for basic net income (loss) per ordinary share	150,897,412	150,897,412	149,025,166	65,834,876
Dilutive effect of outstanding share options	4,900,551	4,900,551	3,978,477
Dilutive effect of unvested restricted share units	2,037,905	2,037,905	244,545
Denominator for diluted net income (loss) per ordinary share	157,835,868	157,835,868	153,248,188	65,834,876
Net income (loss) per ordinary share
Basic | (per share)	¥ 1.12	$ 0.17	¥ 1.28	¥ (5.30)
Diluted | (per share)	¥ 1.07	$ 0.16	¥ 1.24	¥ (5.30)